N-2	Dec. 13, 2024
Cover [Abstract]
Entity Central Index Key	0001998043
Amendment Flag	false
Document Type	424B1
Entity Registrant Name	Pearl Diver Credit Co Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Strategy

Our primary investment objective is to maximize our portfolio’s total return with a secondary objective to generate high current income. CLOs represent an efficient way for investors to access diversified portfolios of broadly syndicated secures loans. We seek to invest in CLO securities that the Adviser believes have the potential to generate attractive risk-adjusted returns and to outperform other similar CLO securities issued within the respective vintage period, in the primary CLO market (i.e., acquiring securities at the inception of a CLO), as well as in the secondary CLO market (i.e., acquiring existing CLO securities). We intend to pursue a differentiated strategy within the CLO equity market premised upon the Adviser’s strong emphasis on assessing the skill of CLO collateral managers, analysis of CLO structure and application of fundamental credit analysis to analyze the collateral loans of each CLO investment. In addition, the Adviser intends to leverage its CLO structuring expertise and deep experience in negotiations of CLO documents in order to optimize for CLO investment returns.

We will seek to achieve our investment objectives by investing primarily in equity and junior debt tranches of CLOs, where underlying corporate debt is primarily senior secured floating-rate debt, issued by US companies. We may also invest in other securities and instruments that are related to these investments or that the Adviser believes are consistent with our investment objectives, including, senior debt tranches of CLOs and CLO Warehouse first loss investments. The amount that we will invest in other securities and instruments will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, based on the Adviser’s assessment of prevailing market conditions.

The Adviser’s Investment Team utilizes a variety of methods to proactively source and analyze investments, including leveraging its Investment Team’s industry experience and extensive network of contacts, performing due diligence on, and engaging in bilateral discussions with CLO collateral managers. The Adviser’s proprietary quantitative techniques and investment opportunity scraping allows Adviser’s Investment Team to benchmark CLO collateral manager performance and relative value of each investment opportunity on an ongoing basis while having fully integrated in-house fundamental credit analysis for each underlying loan. We believe that our highly agile and quantitative approach allows us to quickly react and adapt to emerging market opportunities and effectively seek relative value in CLO equity investing.

The Company has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit instruments. The Company defines “credit instruments” as financial instruments the performance of which is derived from the performance of senior secured loans or pools thereof. Instruments that the company considers to be “credit instruments” include, but is not limited to, senior, mezzanine, and junior debt tranches of CLOs, equity tranches of CLOs, and CLO warehouses.

The Company may acquire (i) CLO equity positions via primary market transactions, (ii) CLO equity positions via secondary market transactions, and (iii) positions of CLO junior debt in primary and secondary market. In acquiring these investments, the Company may employ leverage. When the Company makes a significant investment in a particular CLO equity tranche, we expect to be generally able to influence the CLO’s key terms and conditions (if acquired in the primary market). Additionally, the Adviser believes that the protective rights associated with holding a substantial position in a CLO equity tranche (such as the ability to call the CLO after the non-call period, to refinance/reprice certain CLO debt tranches after a period of time and to influence potential amendments to the governing documents that may arise) may reduce the risk and enhance returns in these investments. The Company may acquire a substantial position in a CLO tranche directly or we may benefit from the advantages of such a position where both the Company and other accounts managed by the Adviser collectively hold a substantial position, subject to any restrictions on the ability to invest alongside such other accounts. The Company may also transact in derivative or other instruments for the purposes of hedging the portfolio, or to manage risks.

CLO Overview

CLO Structure

We intend to pursue an investment strategy focused on investing primarily in (i) positions in CLO equity tranches acquired in both primary and secondary market transactions; (ii) CLO debt tranches; and (iii) other related investments. CLOs are securitization vehicles backed by diversified pools of mostly broadly syndicated senior secured corporate loans. Such pools of underlying assets are often referred to as CLO “collateral.” While portfolios of most CLOs consist of broadly syndicated senior secured loans, many CLOs enable the CLO collateral manager to invest up to 10% of the portfolio in second lien loans, unsecured loans, senior secured bonds, and senior unsecured bonds.

CLOs fund the purchase of their portfolios through the issuance of equity and debt securities in the form of multiple, primarily floating rate, debt tranches. The CLO debt tranches typically are rated “AAA” (or its equivalent) at the most senior level down to “BB” or “B” (or its equivalent), which is below-investment grade, at the junior level by a nationally-recognized rating agency. The interest rate on the CLO debt tranches is the lowest at the AAA-level and generally increases at each level down the rating scale. The CLO equity tranche is unrated and typically represents approximately 7% to 10% of a CLO’s capital structure. Below is an illustration to reflect a typical CLO in the market.

CLOs have two priority-of-payment schedules (commonly called “waterfalls”), which are detailed in a CLO’s indenture and which govern how cash generated from a CLO’s underlying collateral is distributed to the CLO’s debt and equity investors. One waterfall (the interest waterfall) applies to interest payments received on a CLO’s underlying collateral. The second waterfall (the principal waterfall) applies to cash generated from principal on the underlying collateral, primarily through loan repayments and the proceeds from loan sales. Through the interest waterfall, any excess interest-related cashflow available - after the required quarterly interest payments to CLO debt investors are made and certain CLO expenses (such as administration and collateral management fees) are paid - is then distributed to the CLO’s equity investors each quarter, subject to compliance with certain tests. The equity tranche represents the first-loss position, but is entitles to all of residual interest and principal collections from the underlying assets and therefore exposes investors to relatively higher risk than the more senior tranches but allows for greater potential upside.

Underlying Assets of CLOs

CLOs are generally required to hold a portfolio of assets that is highly diversified by underlying borrower and industry and that is subject to a variety of asset concentration limitations. Most CLOs are non-static, revolving structures that allow for reinvestment over a specific period of time (the “reinvestment period”, which is typically up to five years). The terms and covenants of a typical CLO structure are, with certain exceptions, based primarily on the cashflow generated by, and the par value (as opposed to the market price) of the collateral. These covenants include collateral coverage tests, interest coverage tests, and collateral quality tests.

Broadly syndicated senior secured loans are typically originated and structured by banks on behalf of corporate borrowers with proceeds often used for leveraged buyout transactions, mergers and acquisitions, recapitalizations, refinancings, and financing capital expenditures.

Broadly syndicated senior secured loans are typically distributed by the arranging bank to a diverse group of investors primarily consisting of: CLOs, senior secured loan and high yield bond mutual funds and closed-end funds, hedge funds, banks, insurance companies, and finance companies. CLOs currently represent 50%-75% of the demand for newly issued highly leveraged loans, according to S&P Capital IQ. Senior secured loans are floating rate instruments, typically making quarterly interest payments based on a spread over a benchmark rate, which is generally currently the SOFR. As floating rate instruments, they reduce some of the interest rate risk associated with fixed rate securities, especially in a period of rising rates. Senior secured loans are secured by a first priority pledge of a company’s assets. Senior secured loans are protected by sitting at the top of a corporate capital structure and cushioned by any subordinated debt or equity issued by the company. Senior secured loans are also prepayable and typically prepay on average 30% per year, per LCD.

We believe that the attractive historical performance of CLO securities is attributable, in part, to the relatively low historical average default rate and relatively high historical average recovery rate on senior secured loans, which comprise the vast majority of most CLO portfolios.

A CLO’s indenture typically requires that the maturity dates of a CLO’s assets (typically five to eight years from the date of issuance of a senior secured loan) be shorter than the maturity date of the CLO’s liabilities (typically 12 to 13 years from the date of issuance). However, CLO investors do face reinvestment risk with respect to a CLO’s underlying portfolio. See “Risk Factors - Risks Related to Our Investments - We and our investments are subject to reinvestment risk.”

Most CLOs generally allow for reinvestment over a specific period of time (the “reinvestment period,” which is typically up to five years). Specifically, CLO collateral managers may, based on their discretion and expertise, adjust a CLO’s portfolio over time, though such discretion is typically constrained by asset eligibility and diversification criteria set out in the CLO’s indenture. We believe that skilled CLO collateral managers can add significant value to both CLO debt and equity investors through a combination of their credit expertise and a strong understanding of how to manage effectively within the rules-based structure of a CLO.

After the CLO’s reinvestment period has ended, in accordance with the CLO’s principal waterfall, cash generated from principal payments or other proceeds are distributed to repay CLO debt investors in order of seniority. That is, the AAA tranche investors are repaid first, the AA tranche investors second, and so on, with any remaining principal being distributed to the equity tranche investors. In limited instances, principal may be reinvested after the end of the reinvestment period.

CLOs contain structural features and covenants designed to enhance the credit protection of CLO debt investors, including overcollateralization tests and interest coverage tests. The overcollateralization tests require CLOs to maintain certain levels of overcollateralization (measured as par value of assets compared to principal amount of liabilities, subject to certain adjustments). Interest coverage tests require CLOs to maintain certain levels of interest coverage (measured as expected interest revenues on the assets compared to interest payments on the liabilities). If a CLO breaches an overcollateralization test or interest coverage test, excess interest-related cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a deferral of cashflow, a partial or total loss of their investment and/or the CLO may eventually experience an event of default. For this reason, CLO equity investors are often referred to as being in a first loss position. The Adviser will have no control over whether or not the CLO is able to satisfy its relevant interest coverage tests or overcollateralization tests.

CLOs also typically have interest diversion tests, which also acts to ensure that CLOs maintain adequate overcollateralization. If a CLO breaches an interest diversion test, excess interest-related cashflow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to acquire new loan collateral until the test is satisfied. Such diversion would lead to payments to the equity investors being delayed and/or reduced while the test breach is continuing. Once the breach has been cured, the CLO may have more assets and so the cash flow to the CLO equity tranche may be higher than they were previously.

Cashflow CLOs do not have mark-to-market triggers and, with limited exceptions (such assets rated “CCC+” or lower (or their equivalent) to the extent such assets exceed a specified concentration limit, deeply discounted purchases and defaulted assets), CLO covenants are generally calculated using the par value of collateral, not the market value or purchase price. As a result, a decrease in the market price of a CLO’s performing collateral portfolio does not generally result in a requirement for the CLO collateral manager to sell assets (i.e., no forced sales) or for CLO equity investors to contribute additional capital (i.e., no margin calls).

CLO Market Opportunity

We believe knowledgeable and experienced investors with specialized experienced in CLO securities can earn an attractive risk-adjusted return through investments in CLOs.

The Adviser intends to focus our investments in CLO Equity.

We believe that CLO equity has the following attractive fundamental attributes:

•	Potential for strong absolute and risk-adjusted returns: We believe that CLO equity offers a potential total return profile that is attractive on a risk-adjusted basis compared to other asset classes over the long-term.

•	Protection against rising interest rates: A CLO’s asset portfolio typically comprises floating rate loans and the CLO’s liabilities are also predominantly floating rate instruments. CLO equity provides potential protection against rising interest rates. However, our investments are still subject to other forms of interest rate risk. For a discussion of the interest rate risks associated with our investments, see “Risk Factors - Risks Related to Our Investments - We and our investments are subject to interest rate risk” and “- CLO Overview.”

•	Senior secured nature of the collateral: The primary attributes of senior secured loans typically include a senior position in a company’s capital structure (there is a cushion provided by subordinated equity and debt capital). The holder of a senior secured loan has the first lien security interest in a company’s assets. In general, senior secured loans have a loan-to-value ratio of approximately 40% to 60% at the time of origination based on a borrower’s assessed enterprise value.

CLO securities are also subject to a number of risks as discussed elsewhere in this “Prospectus Summary” section and in more detail in the “Risk Factors” section of this prospectus. Among our primary targeted investments, the risks associated with CLO equity are generally greater than those associated with CLO debt.

Our Competitive Advantages

We believe that we are well positioned to take advantage of investment opportunities in CLO securities and related investments due to the following competitive advantages:

•	Experienced and specialist investors in CLO securities. The Adviser focuses solely on CLO securities and related investments. The Adviser benefits from having a team of investment professionals with more than 144 years of collective experience in analyzing, structuring and trading securitized products. As a “pure play” CLO investor, the Adviser only invests in CLO tranches and does not invest in any other form of securitization such as mortgages, credit card receivables or student loans. Further, in order to mitigate potential conflicts of interest, the Adviser does not serve as the collateral manager for CLOs.

•	Track record. The Adviser began managing CLO focused investment funds in 2008 and, as of the date of this prospectus, provides investment management services to ten funds comprising the Pearl Diver platform. Since 2008, the Adviser has established a track record of selecting profitable investments with default rates in the underlying collateral pool lower than the average rate for the broader loan market.

•	Methodical investment process. The Adviser uses a look-through approach which includes in-depth credit analysis of the corporate debt assets in the collateral pool underlying each CLO as well as a highly automated structural analytics for generating projected CLO cash flows under a variety of stressed scenarios. The precise duration of each CLO is estimated using proprietary duration simulation algorithms. The Adviser employs a proprietary Machine Learning generated data lake that records and benchmarks every CLO manager’s style and alpha creation metrics continually, helping in the construction of balanced and diversified CLO tranche portfolios.

In addition, the Adviser uses a process and model, for ongoing risk management and monitoring of all the portfolio of investments under management. This involves continued credit analysis and monitoring of the underlying collateral portfolios inside CLOs, combined with monitoring and reviews of the structural aspects of each CLO, including the evolution of the various tests and triggers inside CLOs. In essence, the Adviser’s highly differentiated quantitative approach allows for pricing of every single CLO tranche in the market on a daily basis, allowing the Adviser to take a “relative value” approach to all CLO investments.

•	Identification of investment opportunities. The Adviser has extensive relationships at banks, other funds, brokerage houses and other participants in the securitized products market. Through these relationships, the Adviser is notified of a wide range of investment opportunities in CLOs and other securitized products. These investment opportunities are notified to the Adviser either in the course of particular auction processes or as part of private bilateral negotiations with investors or financial institutions that may hold, or wish to offer or exit, structured credit investments. The Adviser employs a proprietary NLP based Investment Origination Engine that automates origination and selection of investments from the secondary markets via auctions and over-the-counter direct trades. The Investment Origination Engine incorporates a memory of relevant trades and pricing information related to the trades of CLO tranches over time, allowing the Adviser to approach the market in a highly informed manner.

•	Efficient vehicle for gaining exposure to CLO securities. We believe our closed-end fund structure allows the Adviser to take a long-term view from a portfolio management perspective and allows investors to access liquidity through the exchange. As such, the Adviser can focus principally on maximizing long-term risk-adjusted returns for the benefit of stockholders without the need to liquidate fund assets to meet redemptions.

The Adviser has historically focused considerable time and attention seeking to maximize value within their CLO equity tranche portfolios through CLO refinancings and resets. In a CLO refinancing, typically only the interest rate spread on a CLO’s debt tranches are reduced, and most other terms of the CLO remain unchanged. The reduction of a CLO’s cost of debt accrues to the benefit of the CLO’s equity investors, such as the Company.

In a CLO reset, the CLO’s indenture, which sets forth the terms governing the CLO, is “re-opened” (e.g., the terms of the indenture and the various tranches of the CLO can be re-negotiated). Among other potential benefits, resetting a CLO renews the reinvestment period on the CLO, typically by up to five years. We believe that the ability to lengthen the term of our investments in CLO equity tranches is a key benefit of our permanent structure and we believe many limited-life investment vehicles are not fully able to capture the value of this benefit.

In both resets and refinancings, there are one-time transaction costs (e.g., dealer fees, attorney fees, and related costs) which typically reduce the next scheduled distribution to the CLO’s equity tranche. The Adviser, when deciding whether or not to effect a refinancing or reset of a CLO, performs a cost-benefit analysis that takes these costs into account. In general, a refinancing or reset of a CLO can increase cashflows to the equity positions held by the Company by lowering the cost of the CLO’s liabilities.

•	Long-term investment horizon. We believe in a long-term investment horizon for our portfolio. We seek to maximize the reinvestment periods of our CLOs wherever possible in the primary market. We also plan to extend, wherever appropriate, the reinvestment periods of CLOs we own in the portfolio today. We do not plan to purchase CLOs with the primary goal to “flip,” or trade in the short term, positions that we purchase.

We believe that the long-term capital structure of our vehicle confers a number of advantages on our core strategy. First, as a result of our permanent, closed-end structure, we are not subject to any mandatory liquidation, dissolution or wind-up requirement and, therefore, the Adviser will never have to involuntarily liquidate a given position to meet a redemption. Involuntary liquidations of positions at inopportune times can often lead to a poor investment outcome for those positions in particular, but also for the portfolio as a whole, disadvantaging certain investors who do not redeem at the same time. Second, the Adviser can take a long-term view to making new investments that may not, in the short term, provide high income relative to their costs. Such CLO investments can often create robust returns through capital appreciation in their underlying loan portfolios rather than through high current income. Finally, our vehicle allows us to manage our portfolio to provide stable yields through market cycles. As we rarely will seek to liquidate positions, the current market value of our portfolio is not of primary concern. Rather, we seek to maximize the dividend yield and ultimate return to our stockholders. In cases where the Adviser believes a position’s future cashflows will provide an appropriate return to our stockholders, even if the current market price of that position is low, the Adviser can retain the position in the portfolio to create yield rather than decide to sell the position to prevent short-term NAV deterioration. Over time, this creates, in our opinion, a better opportunity to create a stable dividend stream for our investors.

•	Efficient tax structure. A closed-end management investment company typically does not incur significant entity-level tax costs, because it is generally entitled to deduct distributions to its stockholders. As a result, a closed-end management investment company will generally not incur any U.S. federal income tax costs, so long as the closed-end management investment company qualifies as a RIC and distributes all of its income to its stockholders on a current basis.

•	Portfolio level monitoring. Our portfolio monitoring comprises a number of methods. The Adviser uses standard industry technology to analyze and monitor our positions. Such technology includes an industry leading CLO database and cashflow “engine,” or generator, and other analytics suites used to compare CLOs across the market and run cashflow projections and other metrics. We also use other proprietary software and databases to evaluate and model investments on a daily basis. The Adviser, on behalf of its clients, also uses its position as a majority equity holder in CLOs to have periodic updates with the various CLO managers, which often take the form of a credit review of the underlying loan portfolio. Finally, the Adviser uses its market relationships to contextualize the performance of a given CLO relative to its vintage, its competitors, and to the leveraged loan market at the time.

The Adviser’s experience and its proprietary, technology driven quantitative investment processes are expected to play a key role in enabling identification and sourcing of appropriate CLO investments in an agile manner while uncovering relative value. The closed-end fund structure will allow the Adviser to take a long-term view from a portfolio management perspective while allowing investors access liquidity through the exchange. As such, the Adviser can focus principally on maximizing long-term risk-adjusted returns for the benefit of stockholders.

Other Investment Techniques

Leverage. We may use leverage to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes, or preferred stock, and leverage attributable to reverse repurchase agreements or similar transactions. The Company intends to use relatively limited amounts of leverage (generally expected to consist of borrowing or the issuance of preferred stock or debt securities generally within a range of approximately 25% to 35% of the fair value of the Company's total assets). in order to optimize the returns to our stockholders. We seek to use appropriate leverage that enhances returns without creating undue risk in the portfolio in the case that the CLO market weakens. Over time, the Adviser may decide that it is appropriate to use more leverage to purchase assets or for other purposes, or to reduce leverage by repaying any outstanding facilities.

We currently anticipate incurring leverage generally within a range of approximately 25% to 35% of our total assets (as determined immediately after the leverage is incurred) by entering into a credit facility or through the issuance of preferred stock or debt securities, soon after this offering and within the first twelve months following the completion of this offering. We plan to obtain revolving facilities that will allow us to draw capital in the case that current cash available to pay dividends is lower than our anticipated run-rate cash dividend, or in the case that asset values in the CLO market fall in a way as to make new investments attractive, in which case we may incur leverage in excess of approximately 25% to 35% of our total assets. The Adviser would decide whether or not it is beneficial to us to use leverage at any given time. Such facilities would be committed, but subject to certain restrictions that may not allow us to draw capital even if the Adviser deems it favorable to do so. Such facilities, if drawn, would become senior in priority to our common stock. The facilities would also earn an undrawn commitment fee that we would pay on an ongoing basis, regardless of whether we draw on the facilities or not.

Instruments that create leverage are generally considered to be senior securities under the 1940 Act. With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock, including the Series A Term Preferred Stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.

In connection with any credit facility, the lender may impose specific restrictions as a condition to borrowing. The credit facility fees may include upfront structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on our assets. Similarly, to the extent we issue shares of preferred stock or notes, we may be subject to fees, covenants, and investment restrictions required by a national securities rating agency, as a result. Such covenants and restrictions imposed by a rating agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on us by the 1940 Act. While it is not anticipated that these covenants or restrictions will significantly impede the Adviser in managing our portfolio in accordance with our investment objectives and policies, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, we would not be able to utilize as much leverage as we otherwise could have, which could reduce our investment returns. In addition, we expect that any notes we issue or credit facility we enter into would contain covenants that may impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations, and currency hedging requirements on us. These covenants would also likely limit our ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies, and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and our stockholders to change fundamental investment policies.

While we cannot control the market value of our investments, the Adviser can determine to draw on our planned leverage facility to purchase new assets at a time of market dislocation. Such purchases, if made, can mitigate price drops in the current portfolio by making new asset purchases at a discount. Further, such purchases can potentially contribute to an increase in net asset value of the portfolio upon a market rebound. Our willingness to utilize leverage, and the amount of leverage we incur, will depend on many factors, the most important of which are investment outlook, market conditions, and interest rates. Successful use of a leveraging strategy may depend on our ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed. Any leveraging cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with our investment objectives and policies. See “Risk Factors - Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us.”

Preferred Stock. We are authorized to issue 25,000,000 shares of preferred stock. Costs of the offering of any preferred stock that we issue, including the Series A Term Preferred Stock, will be borne immediately at such time by holders of our common stock and result in a reduction of the NAV per share of our common stock at that time. Under the requirements of the 1940 Act, we must, immediately after the issuance of any preferred stock, including the Series A Term Preferred Stock, have an “asset coverage” of at least 200%. Asset coverage means the ratio by which the value of our total assets, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing our indebtedness, if any, plus the aggregate liquidation preference of the preferred stock. If we seek a rating of the preferred stock, additional asset coverage requirements, which may be more restrictive than those imposed by the 1940 Act, may be imposed.

Derivative Transactions. We may engage in Derivative Transactions from time to time. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, credit and/or other risks, or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. We may purchase and sell a variety of derivative instruments, including exchange-listed and OTC options, futures, options on futures, swaps and similar instruments, various interest rate transactions, such as swaps, caps, floors, or collars, and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments.

We have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight on November 20, 2012, and we currently intend to operate in a manner that would permit us to continue to claim such exclusion. See “Risk Factors - Risks Relating to Our Business and Structure - We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest” and “Risk Factors - Risks Related to Our Investments - We are subject to risks associated with any hedging or Derivative Transactions in which we participate.”

Illiquid Transactions. Generally, investments will be purchased or sold by us in private markets, including securities that are not publicly traded or that are otherwise illiquid and securities acquired directly from the issuer.

Temporary Defensive Position. We may take a temporary defensive position and invest all or a substantial portion of our total assets in cash or cash equivalents, government securities, or short-term fixed income securities during periods in which we believe that adverse market, economic, political or other conditions make it advisable to maintain a temporary defensive position. As the CLOs and loan accumulation facilities in which we invest are generally illiquid in nature, we may not be able to dispose of such investments and take a defensive position. To the extent that we invest defensively, we likely will not achieve our investment objectives.

Co-Investment with Affiliates. In certain instances, we expect to co-invest on a concurrent basis with other accounts managed by the Adviser and certain of the Adviser’s affiliates and may do so, subject to compliance with applicable regulations and regulatory guidance and the Adviser’s written allocation procedures. We and the Adviser have submitted an application for exemptive relief to the SEC to permit us and certain of our affiliates to participate in certain negotiated co-investments alongside other accounts managed by the Adviser or certain of its affiliates, subject to certain conditions. There can be no assurance when, or if, such relief may be obtained. A copy of the application for exemptive relief, including all of the conditions and the related order, are available on the SEC’s website at www.sec.gov.

Competition

We intend to compete for investments in CLO securities with other investment funds (including asset managers, business development companies, mutual funds, pension funds, private equity funds, and hedge funds) as well as traditional financial services companies such as commercial banks, investment banks, finance companies, and insurance companies.

Additionally, because competition for higher-yielding investment opportunities generally has increased, many new investors have entered the CLO market over the past few years. As a result of these new entrants, competition for investment opportunities in CLO securities may intensify. We believe we are able to compete with these entities on the basis of the Investment Team’s deep and highly specialized CLO market experience, the Adviser’s relative size and prominence in the CLO market, and the Investment Team’s longstanding relationships with many CLO collateral managers, complemented by the Adviser’s proprietary quantitative infrastructure that helps it identify relative value, price investments precisely and approach the markets in an agile manner.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our Series A Term Preferred Stock involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Series A Term Preferred Stock. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. If any of the following events occur, our business, financial condition, and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our listed securities could decline, and you may lose all or part of your investment.

Risks Related to Our Investments

Our investments in CLO securities and other structured finance securities involve certain risks.

We may invest in primarily below investment grade (“high yield”) equity and debt securities of CLOs. The CLO mezzanine debt and equity investments purchased by us will generally represent the most junior parts of the capital structure of the CLO and will not be rated by any rating agency, or if rated, will be rated below AA/Aa. While all of our CLO investments are subject to the risk of loss, our investments in mezzanine debt and equity CLO investments will be subject to the greatest risk of loss and will be more directly affected by any losses or delays in payment on the related collateral. We will invest in CLOs that are managed by various managers, and in some CLOs with underlying collateral consisting of static pools selected by the related manager. The performance of any particular CLO will depend, among other things, on the level of defaults experienced on the related collateral, as well as the timing of such defaults and the timing and amount of any recoveries on such defaulted collateral and (except in the case of static pool CLOs) the impact of any trading of the related collateral. There can be no assurances that any level of investment return will be achieved by investors. It is possible that our investments in the CLOs will result in a loss on an aggregate basis (even if some investments do not suffer a loss) and therefore investors could incur a loss on their investment. Because the payments on certain of our CLO investments (primarily, CLO mezzanine debt and equity investments) are subordinated to payments on the senior obligations of the respective CLO, these investments represent subordinated, leveraged investments in the underlying collateral. Therefore, changes in the value of these CLO investments are anticipated to be greater than the change in the value of the underlying collateral, which themselves are subject to, among other things, credit, liquidity and interest rate risk, which are described below. Moreover, our CLO mezzanine debt and equity investments will have different degrees of leverage based on the capital structure of the CLO. Investors should consider with particular care the risks of the leverage present in our investments because, although the use of leverage by a CLO creates an opportunity for substantial returns on the related investment, the subordination of such investment to the senior debt securities issued by that CLO increases substantially the likelihood that we could lose our entire investment in such investment if the underlying collateral is adversely affected by, among other things, the occurrence of defaults.

We may also invest in interests in warehousing facilities. Prior to the closing of a CLO, an investment bank or other entity that is financing the CLO's structuring may provide a warehousing facility to finance the acquisition of a portfolio of initial assets. Capital raised during the closing of the CLO is then used to purchase the portfolio of initial assets from the warehousing facility. A warehousing facility may have several classes of loans with differing seniority levels with a subordinated or "equity" class typically purchased by the manager of the CLO or other investors. One of the most significant risks to the holder of the subordinated class of a warehouse facility is the market value fluctuation of the loans acquired. Subordinated equity holders generally acquire the first loss positions which bear the impact of market losses before more senior positions upon settling the warehouse facility. Further, warehouse facility transactions often include event of default provisions and other collateral threshold requirements that grant senior holders or the administrator certain rights (including the right to liquidate warehouse positions) upon the occurrence of various triggering events including a decrease in the value of warehouse collateral. In addition, a subordinate noteholder may be asked to maintain a certain level of loan-to-value ratio to mitigate this market value risk. As a result, if the market value of collateral loans decreases, the subordinated noteholder may need to provide additional funding to maintain the warehouse lender's loan-to-value ratio.

Our investments in the primary CLO market involve certain additional risks due to the need to fully “ramp” the portfolio.

Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of distributions on the CLO equity securities and the timing and amount of interest or principal payments received by holders of the CLO debt securities and could result in early redemptions, which may cause CLO equity and debt investors to receive less than face value of their investment.

Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.

Our portfolio may hold investments in a limited number of CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to failure if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.

Failure to maintain adequate diversification of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.

Even if we maintain adequate diversification across different CLO issuers, we may still be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs that have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring at the same time.

Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.

Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.

Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.

The failure by a CLO in which we invest to satisfy financial covenants, including over-collateralization tests and/or interest coverage tests, could lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments we, as holder of equity and junior debt tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cashflows.

Negative loan ratings migration may also place pressure on the performance of certain of our investments.

Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cashflows away from the CLO junior debt and equity tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cashflows.

Our investments in CLOs and other investment vehicles result in additional expenses to us.

To the extent that we invest in CLO securities, we will bear our ratable share of a CLO’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we will also remain obligated to pay management and incentive fees to the Adviser. With respect to each of these investments, each holder of our common stock bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying CLO advisor.

In the course of our investing activities, we will pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.

Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.

We invest primarily in equity tranches of CLOs and other related investments, including junior and senior debt tranches of CLOs. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our stockholders will not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as an investor in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of equity holders in such CLOs.

CLO investments involve complex documentation and accounting considerations.

CLOs and other structured finance securities in which we intend to invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that we intend to make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cashflow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cashflows are reflected in a constant yield to maturity.

We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.

We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of securities in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., with gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, liabilities incurred by the CLO manger to third parties may be borne by us as investors in CLO equity to the extent the CLO is required to indemnify its collateral manager for such liabilities.

In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

The collateral managers of the CLOs in which we intend to invest may not continue to manage such CLOs.

Because we intend to invest in CLO securities issued by CLOs that are managed by collateral managers that are unaffiliated with the Adviser, there is no guarantee that, for any CLO we invest in, the collateral manager in place at the time of investment will remain in place through the life of our investment. Collateral managers are subject to removal or replacement by subject to the consent of the majority of the equity investors in the CLO, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we intend to invest.

Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. We intend to treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.

If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. We intend to treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies.

If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cashflows.

The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA,” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to junior debt and equity holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results, and cashflows.

Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to make investments in CLO securities, even though the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to their risk. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.

We may be subject to risks associated with any subsidiaries.

We may in the future invest indirectly through one or more subsidiaries. Such subsidiaries may include entities that are wholly-owned or primarily controlled by the Company that engage primarily in investment activities in securities or other assets. In the event that we invest through a subsidiary, we will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any such subsidiary. The Company also intends to comply with the provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any subsidiary, including such that the Company will treat a subsidiary’s debt as its own for purposes of Section 18. Any subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody. Any subsidiary would not be separately registered under the 1940 Act and would not be subject to all the investor protections and substantive regulation of the 1940 Act, although any such subsidiary will be managed pursuant to applicable 1940 Act compliance policies and procedures of the Company. In addition, changes in the laws of the jurisdiction of formation of any future subsidiary could result in the inability of such subsidiary to operate as anticipated. Additionally, any investment adviser to such subsidiaries will comply with the provisions of the 1940 Act relating to investment advisory contracts as if it were an investment adviser to the Company under Section 2(a)(20) of the 1940 Act.

We and our investments are subject to interest rate risk.

Since we may incur leverage (including through credit facilities, preferred stock and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.

The Federal Reserve began raising interest rates in 2022 and continued to do so through July 2023. After holding rates steady for much of 2024, the Federal Reserve lowered the interest rate paid on reserve balances effective September 19, 2024.

In a rising interest rate environment, any leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our stockholders. See “- Reference Rate Floor Risk.”

The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior debt and equity tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cashflow we receive on our CLO debt investments. Further, although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be a difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of an economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cashflow, fair value of our assets, and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.

Reference Rate Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in the applicable reference rate (which is generally expected to be term SOFR) will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have reference rate floors such that, when the applicable reference rate is below the stated floor, the stated floor (rather than actual reference rate itself) is used to determine the interest payable under the loans. Therefore, if the applicable reference rate increases but stays below the average reference rate floor of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

Interest Index Risk. The CLO equity and debt securities in which we invest earn interest at, and CLOs in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on LIBOR. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate.

We will invest in CLOs issued prior to 2022 through the secondary market that may be in the process of transitioning their debt securities or underlying assets away from LIBOR. The ongoing transition away from LIBOR to alternative reference rates is complex and could have a material adverse effect on our business, financial condition and results of operations, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems. To the extent that the replacement rate utilized for senior secured loans held by a CLO differs from the rate utilized by the CLO itself, there is a basis risk between the two rates (e.g., SOFR, BSBY or other available rates, which could include the prime rate or the Federal funds rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, which would be expected to occur to the extent that both the underlying senior secured loans and the CLO securities utilize the same rate.

Potential Effects of Alternative Reference Rates. At this time, it is not possible to predict the effect of the United Kingdom Financial Conduct Authority announcement or other regulatory changes or announcements, the establishment of SOFR, SONIA or any other alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, in the U.S., or elsewhere. If no replacement conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of CLO securities and the ability of the collateral manager to effectively mitigate interest rate risks. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Interest Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on various reference rates (such as 1-month term SOFR, 3-month term SOFR and/or other rates) in respect of the loans held by CLOs in which we intend to invest, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month term SOFR plus a spread. The 3-month term SOFR rate currently exceeds the 1-month term SOFR rate, which may result in many underlying corporate borrowers electing to pay interest based on the 1-month term SOFR rate, to the extent that they are entitled to so elect. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches could negatively impact the cashflows on a CLO’s equity tranche, which may in turn adversely affect our cashflows and results of operations. Unless spreads are adjusted to account for these mismatches, the negative impacts may worsen to the extent the difference between the 3-month term SOFR rate exceeds the 1-month term SOFR rate increases.

Fluctuations in Interest Rates. In 2022 and 2023, the U.S. Federal Reserve increased certain interest rates as part of its efforts to combat rising inflation, and in September 2024 the U.S. Federal Reserve decreased such rates. Changes in interest rates (or the expectation of such changes) may adversely affect the CLO securities that we invest in or increase risks associated with such investments. The senior secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “- Risks Related to Our Investments - Our investments are subject to prepayment risk.” Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within CLOs have reference rate floors, if the applicable reference rate is below the average reference rate floor, there may not be corresponding increases in investment income, which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

For detailed discussions of the risks associated with a rising interest rate environment, see “- Risks Related to Our Investments - We and our investments are subject to interest rate risk,” and “- Risks Related to Our Investments - We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”

Inflation or deflation may negatively affect our portfolio.

Inflation risk is the risk that the value of certain assets, or income from our portfolio investments, will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the interest paid and repayments made in relation to CLOs may decline. In addition, during any periods of rising inflation, some obligors may not be able to make the interest payments on CLO Collateral instruments or refinance those obligations, resulting in payment defaults. It should be noted that, in response to recent world events, including the global financial crisis, the COVID-19 global pandemic and the conflict in Ukraine, countries around the world have injected trillions of dollars into the economy in an effort to prevent more severe economic turbulence. This unprecedented amount of government funding and support, has given rise to significant increases in government spending and (in many instances) significant increases to the amount of debt issued by governments in the international bond markets. There can be no assurance that governments will be able to repay all of this debt in a timely way, or at all. Government default on debt would have negative consequences for our portfolio, disrupting financial markets generally and potentially impacting the credit risk of our investments and also of certain assets that provide the credit support for our investments. In addition, the United States and other countries have experienced, and may in the future experience, supply chain disruptions for a number of goods in the marketplace. This potential disruption in supply of goods, combined with unprecedented levels of such government spending and monetary policy, has materially increased inflation of the US dollar and other currencies. Inflation and rapid fluctuations in inflation rates have had in the past, and in the future may have, negative effects on economic and financial markets, which may consequently have a materially adverse impact on our investment performance.

Deflation risk is the risk that prices throughout the economy decline over time-the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of obligors and may make obligor defaults more likely, which may result in a decline in the value of the portfolio investments. Moreover, if deflation was to persist and interest rates were to decline, obligors might refinance their obligations in relation to CLO Collateral at lower interest rates which could shorten the average life of the CLOs.

Our investments are subject to credit risk.

The CLOs in which we invest, and the loans underlying such CLOs, are subject to the risk of an issuer's, or debtor’s, ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., junk) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of lower rated securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in lower rated tranches of CLOs and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for CLO securities and severely affect the ability of issuers, especially highly leveraged issuers (such as certain CLOs), to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for CLO securities is not as liquid as the secondary market for other types of equity or fixed-income securities. As a result, it may be more difficult for us to sell these securities, or we may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, we may experience difficulty in valuing certain CLO securities at certain times. Under these circumstances, prices realized upon the sale of such securities may be less than the prices used in calculating the Company's NAV. Prices for CLO securities may also be affected by legislative and regulatory developments.

Lower-rated tranches of CLOs also present risks based on payment expectations. If an issuer calls the obligations for redemption or if the underlying loans are paid faster than expected, we may have to replace the security with a lower-yielding security, resulting in a decreased return for investors.

Additionally, we may have indirect exposure to covenant lite loans through out investments in CLOs. Covenant lite loans are loans that have fewer financial maintenance and reporting covenants. Such loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Accordingly, to the extent that the CLOs in which we invest hold covenant lite loans, the CLOs may have fewer rights against a borrower and may have greater risk of loss on such investments as compared to investments in loans with more robust maintenance and reporting covenants.

Our investments are subject to prepayment risk.

Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.

We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us.

We may incur leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred stock, debt securities, and other structures and instruments, in significant amounts and on terms that the Adviser and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses, and for other purposes. Such leverage may be secured or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or derivative instruments in which we may invest.

To the extent that we employ additional leverage, such leverage will have an effect on our portfolio. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.

As a registered closed-end management investment company, we will generally be required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness, plus the aggregate liquidation preference of any outstanding shares of preferred stock.

If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations. In this instance, we might not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC or to avoid incurring a Fund level tax. Further, if our asset coverage falls below 200%, we may be prevented from declaring dividends by certain sections of the 1940 Act. The amount of leverage that we employ will depend on the Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	-16.2%	-9.5%	-2.8%	3.8%	10.5%

(1)	Assumes that we incur leverage in an amount equal to approximately 25% of our total assets (as determined immediately after the leverage is incurred).

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.125% to cover interest payments on our assumed indebtedness.

Our investments may be highly subordinated and subject to leveraged securities risk.

Our portfolio includes equity investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged nine to thirteen times), and therefore the equity tranches in which we intend to invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we will generally pay a proportionate share of the CLO’s administrative, management, and other expenses if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we intend to acquire in CLOs will likely be thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO equity securities are illiquid. See “Risks Related to Our Investments - The lack of liquidity in our investments may adversely affect our business.”

We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.

We invest primarily in securities that are not rated by a national securities rating service. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans and high yield bonds. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets or instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities and loans are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below-investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of principal or interest.

The CLO equity securities that we hold and intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The collateral of underlying CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor. Thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and loans and adversely affect the value of such outstanding securities and the ability of the issuers thereof to repay principal and interest.

Issuers of high-yield debt securities and loans may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities and loans may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities and loans because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.

We are subject to risks associated with loan assignments and participations.

The CLOs in which we invest will purchase loan participations and assignments. Loan participations are interests in loans to obligors which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member (“intermediary bank”). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the CLO derives rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the CLO, may be subject to delays, expenses and risks that are greater than those that would have been involved if the CLO had purchased a direct obligation of such borrower. Under the terms of a loan participation, the CLO may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the CLO may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a CLO in which we have invested, purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by a CLO in which we have invested, may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described below.

The lack of liquidity in our investments may adversely affect our business.

High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event, such as deterioration in the creditworthiness of the issuer of such securities.

As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.

The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments, may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

We may be exposed to counterparty risk.

We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.

We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment.

We are subject to risks associated with defaults on an underlying asset held by a CLO.

A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cashflows that we receive from our investments, adversely affect the fair value of our assets, and could adversely impact our ability to pay dividends. Furthermore, the holders of the equity and junior debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior-most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.

In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.

We are subject to risks associated with CLO Warehouses.

We may invest in CLO Warehouses provided for the purposes of enabling the borrowers to acquire assets (“Collateral”) which are ultimately intended to be used to collateralize securities to be issued pursuant to a CLO transaction. Our participation in any CLO Warehouse may take the form of notes (“Warehouse Equity”) which are subordinated to the interests of one or more senior lenders under the CLO Warehouse. If the relevant CLO transaction does not proceed for any reason (which may include a decision on the part of the CLO Manager not to proceed with the closing of such transaction (“closing”)), the realized value of the Collateral may be insufficient to repay any outstanding amounts owed to us in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse. This shortfall may be attributable to, amongst other things, a fall in the value of the Collateral between the date of our participation in the CLO Warehouse and the date that the Collateral is realized.

In addition, there are certain circumstances in which the senior lender(s) under a CLO Warehouse may require the sale or liquidation of Collateral prior to closing (for example, in the event that the value of the Collateral falls below a prescribed threshold). In this event, the realized value of the Collateral may be insufficient to repay any outstanding amounts owed to us in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse.

If the closing of a CLO transaction occurs, some or all of the Collateral may be re-priced for the purposes of determining the final repayment amount due under the CLO Warehouse, or the rate at which Warehouse Equity converts into securities issued by the relevant CLO vehicle. The effect of such re-pricing may be that any realized and unrealized losses and/or gains on the Collateral at that point are borne by holders of the Warehouse Equity, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse.

We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.

In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.

Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.

We are subject to risks associated with any hedging or Derivative Transactions in which we participate.

We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, currency credit and/or other risks or for other risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, and OTC trading risks. A small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.

The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in the Series A Term Preferred Stock.

Counterparty risk. Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives, since, generally, a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract, as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.

Correlation risk. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of shares of our listed securities.

Liquidity risk. Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses.

Leverage risk. Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.

Volatility risk. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.

OTC trading risk. Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in difficulties pricing or fair valuing the instrument. Improper valuations can result in increased cash payment requirements to counterparties, or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily marked-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily mark-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.

Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.

Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cashflows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to stockholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cashflows after the CLO equity has earned a positive internal rate of return of its capital and achieved a specified “hurdle” rate.

We and our investments are subject to reinvestment risk.

As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants), or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cashflow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche will direct a call of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected and result in a return of capital to us. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the called CLO.

We and our investments are subject to risks associated with non-U.S. investing.

While we invest primarily in CLOs that hold underlying U.S. assets, most of these CLOs are expected to be organized outside the United States and we may also invest in CLOs that hold collateral that are non-U.S. assets.

Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets, less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers, and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations, and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes, or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the value of the CLO securities that we hold.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the Company due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency, and balance of payments position.

Currency risk. Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends, or other payments made that are denominated in a currency other than U.S. dollars.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.

As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by policies and procedures adopted by our Board. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.

If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our common stockholders. A return of capital distribution will generally not be taxable to our stockholders. However, a return of capital distribution will reduce a stockholder’s cost basis in shares of our common stock on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares of our common stock are sold or otherwise disposed of.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.

Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Risks Related to the Offering

Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.

We intend to use the net proceeds from this offering to acquire investments in accordance with our investment objectives and strategies described in this prospectus and for general working capital purposes, although we cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering in accordance with these intended uses. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. See “Use of Proceeds” in this prospectus for more information. These investments may not yield a favorable return to our stockholders.

Risks Relating to an Investment in the Series A Term Preferred Stock

Prior to this offering, there has been no public market for the Series A Term Preferred Stock, and we cannot assure you that the market price of the Series A Term Preferred Stock will not decline following the offering.

We intend to list the Series A Term Preferred Stock on the NYSE so that trading on the exchange will begin within 30 days from the date of this prospectus, subject to notice of issuance. During a period of up to 30 days from the date of this prospectus, the Series A Term Preferred Stock will not be listed on any securities exchange. Prior to the expected commencement of trading, the underwriters may, but are not obligated to, make a market in the Series A Term Preferred Stock. Consequently, an investment in the Series A Term Preferred Stock during this period will be illiquid, and the holders may not be able to sell such securities. If a secondary market does develop during this period, holders of the Series A Term Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference.

If we are unable to list the Series A Term Preferred Stock on a national securities exchange, the holders of such securities may be unable to sell them at all or, if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series A Term Preferred Stock are listed on the NYSE as anticipated, there is a risk that the market for such shares may be thinly traded and relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series A Term Preferred Stock, if any, or change in the debt markets could cause the liquidity or market value of the Series A Term Preferred Stock to decline significantly.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Series A Term Preferred Stock. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Series A Term Preferred Stock. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Series A Term Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Series A Term Preferred Stock.

The Series A Term Preferred Stock are subject to a risk of early redemption, and holders may not be able to reinvest their funds.

We may voluntarily redeem some or all of the outstanding shares of Series A Term Preferred Stock on or after December 31, 2026. We also may be forced to redeem some or all of the outstanding shares of Series A Term Preferred Stock to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of the Series A Term Preferred Stock. We may have an incentive to redeem the Series A Term Preferred Stock voluntarily before the Mandatory Redemption Date if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the Dividend Rate on the Series A Term Preferred Stock. See “Description of Our Series A Term Preferred Stock  - Redemption - Optional Redemption” in this prospectus. If we redeem shares of the Series A Term Preferred Stock before the Mandatory Redemption Date, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Series A Term Preferred Stock.

Holders of the Series A Term Preferred Stock bear dividend risk.

We may be unable to pay dividends on the Series A Term Preferred Stock under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our preferred stock, under certain conditions.

There is a risk of delay in our redemption of the Series A Term Preferred Stock, and we may fail to redeem such securities as required by their terms.

We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the CLO investments we presently hold and the CLO investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the Mandatory Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our preferred stock might be adversely affected.

A liquid secondary trading market may not develop for the Series A Term Preferred Stock.

Although we have applied to list the Series A Term Preferred Stock on the NYSE, we cannot predict the trading patterns of the Series A Term Preferred Stock, and a liquid secondary market may not develop. Holders of the Series A Term Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Series A Term Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

Increases in market yields or interest rates would result in a decline in the price of the Series A Term Preferred Stock.

The prices of fixed income investments vary inversely with changes in market yields, meaning generally, as the earnings generated on such fixed income investments increase over time, the prices of such investments begin to decline in response to changes in demand. If the market yields on securities comparable to the Series A Term Preferred Stock increase, it would result in a decline in the secondary market price of the Series A Term Preferred Stock. Fluctuating interest rates may also impact this inverse relationship. For example, if interest rates rise, securities comparable to the Series A Preferred Stock may pay higher distribution rates, and holders of such other securities may be able to sell such securities at a higher price than the Series A Preferred Stock, decreasing the secondary market price of the Series A Preferred Stock over time.

Risks Relating to Our Business and Structure

We have a limited operating history as a closed-end investment company.

We are a newly organized, externally managed, non-diversified, closed-end management investment company that was formed in April 2023 and commenced operations on July 18, 2024. As a result of our with a limited operating history, we do not have significant financial information on which you can evaluate an investment in us or our prior performance. We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives and that the value of your investment could decline substantially or become worthless. We anticipated that it would take approximately three to six months to invest substantially all of the net proceeds of the IPO in our targeted investments, depending on the availability of appropriate investment opportunities consistent with our investment objectives and market conditions. During this period, we are investing in temporary investments, such as cash, cash equivalents, U.S. government securities, and other high-quality debt investments that mature in one year or less, which we expect will have returns substantially lower than the returns that we anticipate earning from investments in CLO securities and related investments.

Our investment portfolio is recorded at fair value. As a result, there may be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to value our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by us in accordance with our written valuation policy. Pursuant to Rule 2a-5, our Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations in respect of our portfolio investments that do not have readily available market quotations. Typically, there is no public market for the type of investments we target. As a result, we value these securities at least quarterly based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight, review, and acceptance by our Board.

The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our Board. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models that take into account various market inputs. Investors should be aware that the models, information, and/or underlying assumptions utilized by us or such models will not always allow us to correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. Our determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments, and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest - Valuation.”

Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.

Our ability to achieve our investment objectives will depend on the Adviser’s ability to effectively manage and deploy capital, which will depend, in turn, on the Adviser’s ability to identify, evaluate, and monitor, and our ability to acquire, investments that meet our investment criteria.

Accomplishing our investment objectives on a cost-effective basis will be largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive, and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations, and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, stockholders will not be able to determine details of such methods or whether they are being followed.

We are reliant on the Adviser to carry out our investment strategy.

The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. Incapacity of any key personnel of the Adviser could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our Adviser.

The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.

The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Services Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business, and results of operations, as well as our ability to make distributions to our stockholders and other payments to securityholders, are likely to be adversely affected, and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business, and results of operations.

Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.

Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience, and skills will depend on several factors including its ability to offer competitive compensation, benefits, and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds, and business development companies) and traditional financial services companies with which the Adviser will compete for experienced personnel, have greater resources than the Adviser has.

There are significant actual and potential conflicts of interest which could impact our investment returns.

The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures. See “Conflicts of Interest.”

Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.

The incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our Pre-Incentive Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us.”

A general increase in interest rates may have the effect of making it easier for the Adviser to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of our Investment Advisory Agreement, any general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser. This risk is more acute in rising rate environment, such as the one we are in now. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in the Adviser’s income incentive fee resulting from such a general increase in interest rates.

We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.

The Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on our Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our Pre-Incentive Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, we accrue an incentive fee on accrued income that we have not yet received in cash. However, the portion of the incentive fee that is attributable to such income will be paid to the Adviser, without interest, only if and to the extent we actually receive such income in cash.

The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.

Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement and carries out its obligations subject to the oversight of the Board. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees, and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees, and other affiliates from and against all damages, liabilities, costs, and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence, or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Adviser.

Although the Adviser manages other investment portfolios, including accounts using investment objectives, investment strategies, and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by any other vehicles managed by the Adviser.

We may experience fluctuations in our NAV and quarterly operating results.

We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our stockholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred stock we may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets, and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.

Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our current operating policies, investment criteria, and strategies, other than those that we have deemed to be fundamental, without prior stockholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria, and strategies would have on our business, NAV, operating results, and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.

Our management’s initial estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.

Our management intends to make and publish unaudited estimates of certain metrics indicative of our financial performance, including the NAV per share of our common stock and the range of NAV per share of our common stock on a monthly basis, and the range of the net investment income and realized gain/loss per share of our common stock on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, our Board’s final determination of our NAV as of the end of the applicable quarter, and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results, and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus and should view such information in the context of our full semi-annual or annual results when such results are available.

We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.

Although we intend to elect to be treated as a RIC under Subchapter M of the Code beginning with our 2024 tax year, and intend to qualify as a RIC in each of our succeeding tax years, we can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, qualifying income, and asset diversification requirements.

The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our stockholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The qualifying income requirement is generally satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities, or similar sources.

The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. We intend to take certain positions regarding the qualification of CLO securities under the asset diversification requirement for which there is a lack of guidance. If the IRS disagrees with any of the positions we take regarding the identity of the issuers of these securities or how CLO securities are tested under the asset diversification requirement, it could result in the failure by the Company to diversify its investments in a manner necessary to satisfy the diversification requirement. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, which may arise if we acquire a debt security at a significant discount to par. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash.

Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code or entirely eliminate any corporate level tax. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Our cash distributions to stockholders may change and a portion of our distributions to stockholders may be a return of capital.

The amount of our cash distributions may increase or decrease at the discretion of our Board, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, stockholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our stockholders and could have a material adverse effect on the market price of our shares. See “- Risks Related to Our Investments - Our investments are subject to prepayment risk” and “- Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”

We will incur significant costs as a result of being a publicly traded company.

As a public company listed on a national securities exchange, we incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Securities Exchange Act of 1934, as amended, or the “Exchange Act,” as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act of 2002 and other rules implemented by the SEC.

Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.

In order to maintain our RIC status, we will be required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations, and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.

A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.

We may be materially affected by market, economic, and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation, or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.

In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the policies of the current U.S. presidential administration, including with regard to the imposition of trade tariffs, embargoes, or other restrictions or limitations on trade, could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.

We also may be subject to risk arising from a broad sell-off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect our ability to issue preferred stock and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. See “- If we are unable to obtain, and/or refinance debt capital, our business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities.

Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.

If we are unable to obtain and/or refinance debt capital, our business could be materially adversely affected.

We currently anticipate obtaining debt financing within 12 months of this offering in order to obtain funds to make additional investments and grow our portfolio of investments. See “- Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.” Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance, or replace such debt financings prior to their maturity.

If we are unable to obtain or refinance debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. In addition, holders of our common stock would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to stockholders, which in turn may lower the trading price of our capital stock. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.

Any debt capital that is available to us in the future, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn, or an operational problem that affects third parties or us, and could materially damage our business.

We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred stock and/or borrowings from banks or other financial institutions), provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our stockholders.

We are not generally able to issue and sell shares of our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell shares of our common stock at a price below the then current NAV per share (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms, or (4) under such circumstances as the SEC may permit.

Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price or liquidity of our securities.

To the extent any stockholder, individually or acting together with other stockholders, controls a significant number of our voting securities or any class of voting securities, they may have the ability to control the outcome of matters submitted to our stockholders for approval, including the election of directors and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.

This concentration of beneficial ownership also might harm the market price of our securities by:

•	delaying, deferring or preventing a change in corporate control;

•	impeding a merger, consolidation, takeover, or other business combination involving us; or

•	discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.

To the extent that any stockholder that holds a significant number of our securities is subject to temporary restrictions on resale of such securities, including certain lock-up restrictions, such restrictions could adversely affect the liquidity of trading in our securities, which may harm the market price of our securities. See “Underwriting.”

We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.

Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations that could adversely affect us may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.

Derivative Investments. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” which was signed into law in July 2010, require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight on November 20, 2012. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 in effect rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover practices with respect to such transactions. Rule 18f-4 permits us to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk (“VaR”) leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We intend to elect to rely on the limited derivatives users exception. We may change the election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In connection with our intention to elect to rely on Rule 18f-4, we will not rely on the previous guidance of the SEC and its staff regarding asset segregation and cover practices in determining how we will comply with Section 18 with respect to our use of derivatives and the other transactions that Rule 18f-4 addresses.

Loan Securitizations. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” which have been broadly defined in a way which could include many CLOs. Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption. For example, CLOs that invest in bonds as well as loans will be treated as covered funds. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities, which may reduce the return available to holders of CLO equity securities. Furthermore, the costs associated with such amendments are typically paid out of the cash flow of the CLO, which adversely impacts the return on our investment in any CLO equity. In addition, in order to avoid covered fund status under the Volcker Rule, it is likely that many future CLOs will contain similar restrictions on the acquisition of bonds and certain other securities, which may result in lower returns on CLO equity securities than currently anticipated.

In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule's implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the "loan securitization" exclusion, and create additional exclusions from the "covered fund" definition, and narrow the definition of "ownership interest" to exclude certain "senior debt interests". Also, under the Volcker Changes, a debt interest would no longer be considered an "ownership interest" solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. Following the effectiveness of the Volker Changes, most CLOs elected to be structured as covered funds and rely on the loan securitization exclusion from the definition of ownership interest allowing CLOS to invest in bonds and other senior debt interests thus having more flexibility in work-out situations.

Also, in October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.

The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time.

There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.

In the European Union, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization (as may be amended from time to time and including any delegated or implementing legislation with respect thereto, the “Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Securitization Regulation.

The Securitization Regulation restricts an EU Affected Investor from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures and (ii) the risk retention is disclosed to the investor in accordance with the Securitization Regulation; and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulation and the prior EU risk retention requirements, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.

CLOs issued in Europe are generally structured in compliance with the Securitization Regulation so that prospective investors subject to the Securitization laws can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the EU Securitization laws, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulation, it will limit the ability of EEA-regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulation and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.

The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.

The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our stockholders, our financial condition, and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

Return at Minus Ten [Percent]	(16.20%)	[1]
Return at Minus Five [Percent]	(9.50%)	[1]
Return at Zero [Percent]	(2.80%)	[1]
Return at Plus Five [Percent]	3.80%	[1]
Return at Plus Ten [Percent]	10.50%	[1]
Effects of Leverage, Purpose [Text Block]
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	-16.2%	-9.5%	-2.8%	3.8%	10.5%

(1)	Assumes that we incur leverage in an amount equal to approximately 25% of our total assets (as determined immediately after the leverage is incurred).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following describes the material terms of our capital stock and is based on relevant portions of the DGCL and on our Certificate of Incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL, our Certificate of Incorporation and our bylaws for a more detailed description of the provisions summarized below.

Capital Stock

Our authorized stock consists of 200,000,000 shares of common stock, par value $0.001 per share, and 25,000,000 shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to holders of our common stock if, as and when authorized by the board of directors and declared by us out of funds legally available therefrom. Such distributions may be payable in cash, shares of our common stock or a combination thereof. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by U.S. federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our Preferred Stock, if any Preferred Stock is outstanding at such time. Each share of common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors.

Preferred Stock

Our Certificate of Incorporation authorizes our Board to classify and reclassify any unissued shares of preferred stock into other classes or series of preferred stock without stockholder approval. If we issue preferred stock, costs of the offering will be borne immediately at such time by the holders of our common stock and result in a reduction of the NAV per share of our common stock at that time. We may issue preferred stock at any time. Prior to issuance of shares of each class or series, our Board is required by the DGCL and by our Certificate of Incorporation to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Investments

Our investments in CLO securities and other structured finance securities involve certain risks.

We may invest in primarily below investment grade (“high yield”) equity and debt securities of CLOs. The CLO mezzanine debt and equity investments purchased by us will generally represent the most junior parts of the capital structure of the CLO and will not be rated by any rating agency, or if rated, will be rated below AA/Aa. While all of our CLO investments are subject to the risk of loss, our investments in mezzanine debt and equity CLO investments will be subject to the greatest risk of loss and will be more directly affected by any losses or delays in payment on the related collateral. We will invest in CLOs that are managed by various managers, and in some CLOs with underlying collateral consisting of static pools selected by the related manager. The performance of any particular CLO will depend, among other things, on the level of defaults experienced on the related collateral, as well as the timing of such defaults and the timing and amount of any recoveries on such defaulted collateral and (except in the case of static pool CLOs) the impact of any trading of the related collateral. There can be no assurances that any level of investment return will be achieved by investors. It is possible that our investments in the CLOs will result in a loss on an aggregate basis (even if some investments do not suffer a loss) and therefore investors could incur a loss on their investment. Because the payments on certain of our CLO investments (primarily, CLO mezzanine debt and equity investments) are subordinated to payments on the senior obligations of the respective CLO, these investments represent subordinated, leveraged investments in the underlying collateral. Therefore, changes in the value of these CLO investments are anticipated to be greater than the change in the value of the underlying collateral, which themselves are subject to, among other things, credit, liquidity and interest rate risk, which are described below. Moreover, our CLO mezzanine debt and equity investments will have different degrees of leverage based on the capital structure of the CLO. Investors should consider with particular care the risks of the leverage present in our investments because, although the use of leverage by a CLO creates an opportunity for substantial returns on the related investment, the subordination of such investment to the senior debt securities issued by that CLO increases substantially the likelihood that we could lose our entire investment in such investment if the underlying collateral is adversely affected by, among other things, the occurrence of defaults.

We may also invest in interests in warehousing facilities. Prior to the closing of a CLO, an investment bank or other entity that is financing the CLO's structuring may provide a warehousing facility to finance the acquisition of a portfolio of initial assets. Capital raised during the closing of the CLO is then used to purchase the portfolio of initial assets from the warehousing facility. A warehousing facility may have several classes of loans with differing seniority levels with a subordinated or "equity" class typically purchased by the manager of the CLO or other investors. One of the most significant risks to the holder of the subordinated class of a warehouse facility is the market value fluctuation of the loans acquired. Subordinated equity holders generally acquire the first loss positions which bear the impact of market losses before more senior positions upon settling the warehouse facility. Further, warehouse facility transactions often include event of default provisions and other collateral threshold requirements that grant senior holders or the administrator certain rights (including the right to liquidate warehouse positions) upon the occurrence of various triggering events including a decrease in the value of warehouse collateral. In addition, a subordinate noteholder may be asked to maintain a certain level of loan-to-value ratio to mitigate this market value risk. As a result, if the market value of collateral loans decreases, the subordinated noteholder may need to provide additional funding to maintain the warehouse lender's loan-to-value ratio.

Our investments in the primary CLO market involve certain additional risks due to the need to fully “ramp” the portfolio.

Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of distributions on the CLO equity securities and the timing and amount of interest or principal payments received by holders of the CLO debt securities and could result in early redemptions, which may cause CLO equity and debt investors to receive less than face value of their investment.

Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.

Our portfolio may hold investments in a limited number of CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to failure if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.

Failure to maintain adequate diversification of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.

Even if we maintain adequate diversification across different CLO issuers, we may still be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs that have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring at the same time.

Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.

Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.

Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.

The failure by a CLO in which we invest to satisfy financial covenants, including over-collateralization tests and/or interest coverage tests, could lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments we, as holder of equity and junior debt tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cashflows.

Negative loan ratings migration may also place pressure on the performance of certain of our investments.

Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cashflows away from the CLO junior debt and equity tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cashflows.

Our investments in CLOs and other investment vehicles result in additional expenses to us.

To the extent that we invest in CLO securities, we will bear our ratable share of a CLO’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we will also remain obligated to pay management and incentive fees to the Adviser. With respect to each of these investments, each holder of our common stock bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying CLO advisor.

In the course of our investing activities, we will pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.

Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.

We invest primarily in equity tranches of CLOs and other related investments, including junior and senior debt tranches of CLOs. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our stockholders will not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as an investor in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of equity holders in such CLOs.

CLO investments involve complex documentation and accounting considerations.

CLOs and other structured finance securities in which we intend to invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that we intend to make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cashflow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cashflows are reflected in a constant yield to maturity.

We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.

We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of securities in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., with gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, liabilities incurred by the CLO manger to third parties may be borne by us as investors in CLO equity to the extent the CLO is required to indemnify its collateral manager for such liabilities.

In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that stockholders in an investment company registered under the 1940 Act would have.

The collateral managers of the CLOs in which we intend to invest may not continue to manage such CLOs.

Because we intend to invest in CLO securities issued by CLOs that are managed by collateral managers that are unaffiliated with the Adviser, there is no guarantee that, for any CLO we invest in, the collateral manager in place at the time of investment will remain in place through the life of our investment. Collateral managers are subject to removal or replacement by subject to the consent of the majority of the equity investors in the CLO, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we intend to invest.

Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.

Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our stockholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. We intend to treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.

If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. We intend to treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies.

If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cashflows.

The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA,” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to junior debt and equity holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results, and cashflows.

Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.

In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to make investments in CLO securities, even though the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to their risk. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.

We may be subject to risks associated with any subsidiaries.

We may in the future invest indirectly through one or more subsidiaries. Such subsidiaries may include entities that are wholly-owned or primarily controlled by the Company that engage primarily in investment activities in securities or other assets. In the event that we invest through a subsidiary, we will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any such subsidiary. The Company also intends to comply with the provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any subsidiary, including such that the Company will treat a subsidiary’s debt as its own for purposes of Section 18. Any subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody. Any subsidiary would not be separately registered under the 1940 Act and would not be subject to all the investor protections and substantive regulation of the 1940 Act, although any such subsidiary will be managed pursuant to applicable 1940 Act compliance policies and procedures of the Company. In addition, changes in the laws of the jurisdiction of formation of any future subsidiary could result in the inability of such subsidiary to operate as anticipated. Additionally, any investment adviser to such subsidiaries will comply with the provisions of the 1940 Act relating to investment advisory contracts as if it were an investment adviser to the Company under Section 2(a)(20) of the 1940 Act.

We and our investments are subject to interest rate risk.

Since we may incur leverage (including through credit facilities, preferred stock and/or debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.

The Federal Reserve began raising interest rates in 2022 and continued to do so through July 2023. After holding rates steady for much of 2024, the Federal Reserve lowered the interest rate paid on reserve balances effective September 19, 2024.

In a rising interest rate environment, any leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our stockholders. See “- Reference Rate Floor Risk.”

The fair value of certain of our investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior debt and equity tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cashflow we receive on our CLO debt investments. Further, although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be a difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of an economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cashflow, fair value of our assets, and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to stockholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.

Reference Rate Floor Risk. Because CLOs generally issue debt on a floating rate basis, an increase in the applicable reference rate (which is generally expected to be term SOFR) will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have reference rate floors such that, when the applicable reference rate is below the stated floor, the stated floor (rather than actual reference rate itself) is used to determine the interest payable under the loans. Therefore, if the applicable reference rate increases but stays below the average reference rate floor of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

Interest Index Risk. The CLO equity and debt securities in which we invest earn interest at, and CLOs in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on LIBOR. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate.

We will invest in CLOs issued prior to 2022 through the secondary market that may be in the process of transitioning their debt securities or underlying assets away from LIBOR. The ongoing transition away from LIBOR to alternative reference rates is complex and could have a material adverse effect on our business, financial condition and results of operations, including as a result of any changes in the pricing of our investments, changes to the documentation for certain of our investments and the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation or modifications to processes and systems. To the extent that the replacement rate utilized for senior secured loans held by a CLO differs from the rate utilized by the CLO itself, there is a basis risk between the two rates (e.g., SOFR, BSBY or other available rates, which could include the prime rate or the Federal funds rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, which would be expected to occur to the extent that both the underlying senior secured loans and the CLO securities utilize the same rate.

Potential Effects of Alternative Reference Rates. At this time, it is not possible to predict the effect of the United Kingdom Financial Conduct Authority announcement or other regulatory changes or announcements, the establishment of SOFR, SONIA or any other alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, in the U.S., or elsewhere. If no replacement conventions develop, it is uncertain what effect broadly divergent interest rate calculation methodologies in the markets will have on the price and liquidity of CLO securities and the ability of the collateral manager to effectively mitigate interest rate risks. As such, the potential effect of any such event on our net investment income cannot yet be determined.

Interest Rate Mismatch. Many underlying corporate borrowers can elect to pay interest based on various reference rates (such as 1-month term SOFR, 3-month term SOFR and/or other rates) in respect of the loans held by CLOs in which we intend to invest, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based on 3-month term SOFR plus a spread. The 3-month term SOFR rate currently exceeds the 1-month term SOFR rate, which may result in many underlying corporate borrowers electing to pay interest based on the 1-month term SOFR rate, to the extent that they are entitled to so elect. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches could negatively impact the cashflows on a CLO’s equity tranche, which may in turn adversely affect our cashflows and results of operations. Unless spreads are adjusted to account for these mismatches, the negative impacts may worsen to the extent the difference between the 3-month term SOFR rate exceeds the 1-month term SOFR rate increases.

Fluctuations in Interest Rates. In 2022 and 2023, the U.S. Federal Reserve increased certain interest rates as part of its efforts to combat rising inflation, and in September 2024 the U.S. Federal Reserve decreased such rates. Changes in interest rates (or the expectation of such changes) may adversely affect the CLO securities that we invest in or increase risks associated with such investments. The senior secured loans underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “- Risks Related to Our Investments - Our investments are subject to prepayment risk.” Further, a general rise in interest rates will increase the financing costs of the CLOs. However, since many of the senior secured loans within CLOs have reference rate floors, if the applicable reference rate is below the average reference rate floor, there may not be corresponding increases in investment income, which could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.

For detailed discussions of the risks associated with a rising interest rate environment, see “- Risks Related to Our Investments - We and our investments are subject to interest rate risk,” and “- Risks Related to Our Investments - We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”

Inflation or deflation may negatively affect our portfolio.

Inflation risk is the risk that the value of certain assets, or income from our portfolio investments, will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the interest paid and repayments made in relation to CLOs may decline. In addition, during any periods of rising inflation, some obligors may not be able to make the interest payments on CLO Collateral instruments or refinance those obligations, resulting in payment defaults. It should be noted that, in response to recent world events, including the global financial crisis, the COVID-19 global pandemic and the conflict in Ukraine, countries around the world have injected trillions of dollars into the economy in an effort to prevent more severe economic turbulence. This unprecedented amount of government funding and support, has given rise to significant increases in government spending and (in many instances) significant increases to the amount of debt issued by governments in the international bond markets. There can be no assurance that governments will be able to repay all of this debt in a timely way, or at all. Government default on debt would have negative consequences for our portfolio, disrupting financial markets generally and potentially impacting the credit risk of our investments and also of certain assets that provide the credit support for our investments. In addition, the United States and other countries have experienced, and may in the future experience, supply chain disruptions for a number of goods in the marketplace. This potential disruption in supply of goods, combined with unprecedented levels of such government spending and monetary policy, has materially increased inflation of the US dollar and other currencies. Inflation and rapid fluctuations in inflation rates have had in the past, and in the future may have, negative effects on economic and financial markets, which may consequently have a materially adverse impact on our investment performance.

Deflation risk is the risk that prices throughout the economy decline over time-the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of obligors and may make obligor defaults more likely, which may result in a decline in the value of the portfolio investments. Moreover, if deflation was to persist and interest rates were to decline, obligors might refinance their obligations in relation to CLO Collateral at lower interest rates which could shorten the average life of the CLOs.

Our investments are subject to credit risk.

The CLOs in which we invest, and the loans underlying such CLOs, are subject to the risk of an issuer's, or debtor’s, ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., junk) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of lower rated securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in lower rated tranches of CLOs and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for CLO securities and severely affect the ability of issuers, especially highly leveraged issuers (such as certain CLOs), to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for CLO securities is not as liquid as the secondary market for other types of equity or fixed-income securities. As a result, it may be more difficult for us to sell these securities, or we may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, we may experience difficulty in valuing certain CLO securities at certain times. Under these circumstances, prices realized upon the sale of such securities may be less than the prices used in calculating the Company's NAV. Prices for CLO securities may also be affected by legislative and regulatory developments.

Lower-rated tranches of CLOs also present risks based on payment expectations. If an issuer calls the obligations for redemption or if the underlying loans are paid faster than expected, we may have to replace the security with a lower-yielding security, resulting in a decreased return for investors.

Additionally, we may have indirect exposure to covenant lite loans through out investments in CLOs. Covenant lite loans are loans that have fewer financial maintenance and reporting covenants. Such loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Accordingly, to the extent that the CLOs in which we invest hold covenant lite loans, the CLOs may have fewer rights against a borrower and may have greater risk of loss on such investments as compared to investments in loans with more robust maintenance and reporting covenants.

Our investments are subject to prepayment risk.

Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.

We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us.

We may incur leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, preferred stock, debt securities, and other structures and instruments, in significant amounts and on terms that the Adviser and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses, and for other purposes. Such leverage may be secured or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or derivative instruments in which we may invest.

To the extent that we employ additional leverage, such leverage will have an effect on our portfolio. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.

As a registered closed-end management investment company, we will generally be required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness, plus the aggregate liquidation preference of any outstanding shares of preferred stock.

If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock, and could be required by law to sell a portion of our investments to repay some debt or redeem shares of preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations. In this instance, we might not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC or to avoid incurring a Fund level tax. Further, if our asset coverage falls below 200%, we may be prevented from declaring dividends by certain sections of the 1940 Act. The amount of leverage that we employ will depend on the Adviser’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholder(1)	-16.2%	-9.5%	-2.8%	3.8%	10.5%

(1)	Assumes that we incur leverage in an amount equal to approximately 25% of our total assets (as determined immediately after the leverage is incurred).

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 2.125% to cover interest payments on our assumed indebtedness.

Our investments may be highly subordinated and subject to leveraged securities risk.

Our portfolio includes equity investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged nine to thirteen times), and therefore the equity tranches in which we intend to invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we will generally pay a proportionate share of the CLO’s administrative, management, and other expenses if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we intend to acquire in CLOs will likely be thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO equity securities are illiquid. See “Risks Related to Our Investments - The lack of liquidity in our investments may adversely affect our business.”

We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.

We invest primarily in securities that are not rated by a national securities rating service. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans and high yield bonds. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets or instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities and loans are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below-investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of principal or interest.

The CLO equity securities that we hold and intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The collateral of underlying CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor. Thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and loans and adversely affect the value of such outstanding securities and the ability of the issuers thereof to repay principal and interest.

Issuers of high-yield debt securities and loans may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities and loans may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities and loans because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer may incur additional expenses to the extent it (or any investment manager) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.

We are subject to risks associated with loan assignments and participations.

The CLOs in which we invest will purchase loan participations and assignments. Loan participations are interests in loans to obligors which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member (“intermediary bank”). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the CLO derives rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the CLO, may be subject to delays, expenses and risks that are greater than those that would have been involved if the CLO had purchased a direct obligation of such borrower. Under the terms of a loan participation, the CLO may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the CLO may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a CLO in which we have invested, purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by a CLO in which we have invested, may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be illiquid investments, which are subject to the risk described below.

The lack of liquidity in our investments may adversely affect our business.

High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event, such as deterioration in the creditworthiness of the issuer of such securities.

As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.

The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments, may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

We may be exposed to counterparty risk.

We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.

We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment.

We are subject to risks associated with defaults on an underlying asset held by a CLO.

A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cashflows that we receive from our investments, adversely affect the fair value of our assets, and could adversely impact our ability to pay dividends. Furthermore, the holders of the equity and junior debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior-most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.

In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.

We are subject to risks associated with CLO Warehouses.

We may invest in CLO Warehouses provided for the purposes of enabling the borrowers to acquire assets (“Collateral”) which are ultimately intended to be used to collateralize securities to be issued pursuant to a CLO transaction. Our participation in any CLO Warehouse may take the form of notes (“Warehouse Equity”) which are subordinated to the interests of one or more senior lenders under the CLO Warehouse. If the relevant CLO transaction does not proceed for any reason (which may include a decision on the part of the CLO Manager not to proceed with the closing of such transaction (“closing”)), the realized value of the Collateral may be insufficient to repay any outstanding amounts owed to us in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse. This shortfall may be attributable to, amongst other things, a fall in the value of the Collateral between the date of our participation in the CLO Warehouse and the date that the Collateral is realized.

In addition, there are certain circumstances in which the senior lender(s) under a CLO Warehouse may require the sale or liquidation of Collateral prior to closing (for example, in the event that the value of the Collateral falls below a prescribed threshold). In this event, the realized value of the Collateral may be insufficient to repay any outstanding amounts owed to us in respect of the Warehouse Equity, after payments have been made to the senior lenders under the terms of the CLO Warehouse, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse.

If the closing of a CLO transaction occurs, some or all of the Collateral may be re-priced for the purposes of determining the final repayment amount due under the CLO Warehouse, or the rate at which Warehouse Equity converts into securities issued by the relevant CLO vehicle. The effect of such re-pricing may be that any realized and unrealized losses and/or gains on the Collateral at that point are borne by holders of the Warehouse Equity, with the consequence that we may not receive back all or any of its investment in the CLO Warehouse.

We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.

In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.

Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.

If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or (3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.

Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.

We are subject to risks associated with any hedging or Derivative Transactions in which we participate.

We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so to hedge against interest rate, currency credit and/or other risks or for other risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, and OTC trading risks. A small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.

The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in the Series A Term Preferred Stock.

Counterparty risk. Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives, since, generally, a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract, as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.

Correlation risk. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio. The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of shares of our listed securities.

Liquidity risk. Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses.

Leverage risk. Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.

Volatility risk. The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them.

OTC trading risk. Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in difficulties pricing or fair valuing the instrument. Improper valuations can result in increased cash payment requirements to counterparties, or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily marked-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily mark-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.

Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.

Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cashflows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to stockholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cashflows after the CLO equity has earned a positive internal rate of return of its capital and achieved a specified “hurdle” rate.

We and our investments are subject to reinvestment risk.

As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants), or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cashflow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche will direct a call of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected and result in a return of capital to us. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the called CLO.

We and our investments are subject to risks associated with non-U.S. investing.

While we invest primarily in CLOs that hold underlying U.S. assets, most of these CLOs are expected to be organized outside the United States and we may also invest in CLOs that hold collateral that are non-U.S. assets.

Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, expropriation, imposition of foreign taxes, less liquid markets, less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers, and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations, and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes, or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies or industries which could have a negative impact on the value of the CLO securities that we hold.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the Company due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency, and balance of payments position.

Currency risk. Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends, or other payments made that are denominated in a currency other than U.S. dollars.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.

As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by policies and procedures adopted by our Board. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.

If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our common stockholders. A return of capital distribution will generally not be taxable to our stockholders. However, a return of capital distribution will reduce a stockholder’s cost basis in shares of our common stock on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those shares of our common stock are sold or otherwise disposed of.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.

Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Risks Related to the Offering

Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.

We intend to use the net proceeds from this offering to acquire investments in accordance with our investment objectives and strategies described in this prospectus and for general working capital purposes, although we cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering in accordance with these intended uses. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. See “Use of Proceeds” in this prospectus for more information. These investments may not yield a favorable return to our stockholders.

Risks Relating to an Investment in the Series A Term Preferred Stock

Prior to this offering, there has been no public market for the Series A Term Preferred Stock, and we cannot assure you that the market price of the Series A Term Preferred Stock will not decline following the offering.

We intend to list the Series A Term Preferred Stock on the NYSE so that trading on the exchange will begin within 30 days from the date of this prospectus, subject to notice of issuance. During a period of up to 30 days from the date of this prospectus, the Series A Term Preferred Stock will not be listed on any securities exchange. Prior to the expected commencement of trading, the underwriters may, but are not obligated to, make a market in the Series A Term Preferred Stock. Consequently, an investment in the Series A Term Preferred Stock during this period will be illiquid, and the holders may not be able to sell such securities. If a secondary market does develop during this period, holders of the Series A Term Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference.

If we are unable to list the Series A Term Preferred Stock on a national securities exchange, the holders of such securities may be unable to sell them at all or, if they are able to, only at substantial discounts from the Liquidation Preference. Even if the Series A Term Preferred Stock are listed on the NYSE as anticipated, there is a risk that the market for such shares may be thinly traded and relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Series A Term Preferred Stock, if any, or change in the debt markets could cause the liquidity or market value of the Series A Term Preferred Stock to decline significantly.

Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Series A Term Preferred Stock. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Series A Term Preferred Stock. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Series A Term Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Series A Term Preferred Stock.

The Series A Term Preferred Stock are subject to a risk of early redemption, and holders may not be able to reinvest their funds.

We may voluntarily redeem some or all of the outstanding shares of Series A Term Preferred Stock on or after December 31, 2026. We also may be forced to redeem some or all of the outstanding shares of Series A Term Preferred Stock to meet regulatory requirements and the asset coverage requirements of such shares. Any such redemption may occur at a time that is unfavorable to holders of the Series A Term Preferred Stock. We may have an incentive to redeem the Series A Term Preferred Stock voluntarily before the Mandatory Redemption Date if market conditions allow us to issue other preferred stock or debt securities at a rate that is lower than the Dividend Rate on the Series A Term Preferred Stock. See “Description of Our Series A Term Preferred Stock  - Redemption - Optional Redemption” in this prospectus. If we redeem shares of the Series A Term Preferred Stock before the Mandatory Redemption Date, the holders of such redeemed shares face the risk that the return on an investment purchased with proceeds from such redemption may be lower than the return previously obtained from the investment in Series A Term Preferred Stock.

Holders of the Series A Term Preferred Stock bear dividend risk.

We may be unable to pay dividends on the Series A Term Preferred Stock under some circumstances. The terms of any future indebtedness we may incur could preclude the payment of dividends in respect of equity securities, including our preferred stock, under certain conditions.

There is a risk of delay in our redemption of the Series A Term Preferred Stock, and we may fail to redeem such securities as required by their terms.

We generally make investments in CLO vehicles whose securities are not traded in any public market. Substantially all of the CLO investments we presently hold and the CLO investments we expect to acquire in the future are, and will be, subject to legal and other restrictions on resale and will otherwise be less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to obtain cash equal to the value at which we record our investments quickly if a need arises. If we are unable to obtain sufficient liquidity prior to the Mandatory Redemption Date, we may be forced to engage in a partial redemption or to delay a required redemption. If such a partial redemption or delay were to occur, the market price of shares of our preferred stock might be adversely affected.

A liquid secondary trading market may not develop for the Series A Term Preferred Stock.

Although we have applied to list the Series A Term Preferred Stock on the NYSE, we cannot predict the trading patterns of the Series A Term Preferred Stock, and a liquid secondary market may not develop. Holders of the Series A Term Preferred Stock may be able to sell such shares only at substantial discounts from the Liquidation Preference. There is a risk that the Series A Term Preferred Stock may be thinly traded, and the market for such shares may be relatively illiquid compared to the market for other types of securities, with the spread between the bid and asked prices considerably greater than the spreads of other securities with comparable terms and features.

Increases in market yields or interest rates would result in a decline in the price of the Series A Term Preferred Stock.

The prices of fixed income investments vary inversely with changes in market yields, meaning generally, as the earnings generated on such fixed income investments increase over time, the prices of such investments begin to decline in response to changes in demand. If the market yields on securities comparable to the Series A Term Preferred Stock increase, it would result in a decline in the secondary market price of the Series A Term Preferred Stock. Fluctuating interest rates may also impact this inverse relationship. For example, if interest rates rise, securities comparable to the Series A Preferred Stock may pay higher distribution rates, and holders of such other securities may be able to sell such securities at a higher price than the Series A Preferred Stock, decreasing the secondary market price of the Series A Preferred Stock over time.

Risks Relating to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Business and Structure

We have a limited operating history as a closed-end investment company.

We are a newly organized, externally managed, non-diversified, closed-end management investment company that was formed in April 2023 and commenced operations on July 18, 2024. As a result of our with a limited operating history, we do not have significant financial information on which you can evaluate an investment in us or our prior performance. We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives and that the value of your investment could decline substantially or become worthless. We anticipated that it would take approximately three to six months to invest substantially all of the net proceeds of the IPO in our targeted investments, depending on the availability of appropriate investment opportunities consistent with our investment objectives and market conditions. During this period, we are investing in temporary investments, such as cash, cash equivalents, U.S. government securities, and other high-quality debt investments that mature in one year or less, which we expect will have returns substantially lower than the returns that we anticipate earning from investments in CLO securities and related investments.

Our investment portfolio is recorded at fair value. As a result, there may be uncertainty as to the value of our portfolio investments.

Under the 1940 Act, we are required to value our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by us in accordance with our written valuation policy. Pursuant to Rule 2a-5, our Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations in respect of our portfolio investments that do not have readily available market quotations. Typically, there is no public market for the type of investments we target. As a result, we value these securities at least quarterly based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight, review, and acceptance by our Board.

The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our Board. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third party valuation models that take into account various market inputs. Investors should be aware that the models, information, and/or underlying assumptions utilized by us or such models will not always allow us to correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. Our determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments, and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest - Valuation.”

Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.

Our ability to achieve our investment objectives will depend on the Adviser’s ability to effectively manage and deploy capital, which will depend, in turn, on the Adviser’s ability to identify, evaluate, and monitor, and our ability to acquire, investments that meet our investment criteria.

Accomplishing our investment objectives on a cost-effective basis will be largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive, and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations, and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, stockholders will not be able to determine details of such methods or whether they are being followed.

We are reliant on the Adviser to carry out our investment strategy.

The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. Incapacity of any key personnel of the Adviser could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our Adviser.

The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.

The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Services Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business, and results of operations, as well as our ability to make distributions to our stockholders and other payments to securityholders, are likely to be adversely affected, and the market price of our securities may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business, and results of operations.

Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.

Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience, and skills will depend on several factors including its ability to offer competitive compensation, benefits, and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds, and business development companies) and traditional financial services companies with which the Adviser will compete for experienced personnel, have greater resources than the Adviser has.

There are significant actual and potential conflicts of interest which could impact our investment returns.

The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures. See “Conflicts of Interest.”

Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.

The incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our Pre-Incentive Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us.”

A general increase in interest rates may have the effect of making it easier for the Adviser to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of our Investment Advisory Agreement, any general increase in interest rates will likely have the effect of making it easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of the Adviser. This risk is more acute in rising rate environment, such as the one we are in now. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in the Adviser’s income incentive fee resulting from such a general increase in interest rates.

We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.

The Adviser is entitled to incentive compensation for each fiscal quarter based, in part, on our Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our Pre-Incentive Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, we accrue an incentive fee on accrued income that we have not yet received in cash. However, the portion of the incentive fee that is attributable to such income will be paid to the Adviser, without interest, only if and to the extent we actually receive such income in cash.

The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.

Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement and carries out its obligations subject to the oversight of the Board. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees, and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees, and other affiliates from and against all damages, liabilities, costs, and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence, or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Adviser.

Although the Adviser manages other investment portfolios, including accounts using investment objectives, investment strategies, and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by any other vehicles managed by the Adviser.

We may experience fluctuations in our NAV and quarterly operating results.

We could experience fluctuations in our NAV from month to month and in our quarterly operating results due to a number of factors, including the timing of distributions to our stockholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including the interest or dividend rate payable on the debt securities or preferred stock we may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets, and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.

Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.

Our Board has the authority to modify or waive our current operating policies, investment criteria, and strategies, other than those that we have deemed to be fundamental, without prior stockholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria, and strategies would have on our business, NAV, operating results, and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.

Our management’s initial estimates of certain metrics relating to our financial performance for a period are subject to revision based on our actual results for such period.

Our management intends to make and publish unaudited estimates of certain metrics indicative of our financial performance, including the NAV per share of our common stock and the range of NAV per share of our common stock on a monthly basis, and the range of the net investment income and realized gain/loss per share of our common stock on a quarterly basis. While any such estimate will be made in good faith based on our most recently available records as of the date of the estimate, such estimates are subject to financial closing procedures, our Board’s final determination of our NAV as of the end of the applicable quarter, and other developments arising between the time such estimate is made and the time that we finalize our quarterly financial results, and may differ materially from the results reported in the audited financial statements and/or the unaudited financial statements included in filings we make with the SEC. As a result, investors are cautioned not to place undue reliance on any management estimates presented in this prospectus or any related amendment to this prospectus and should view such information in the context of our full semi-annual or annual results when such results are available.

We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.

Although we intend to elect to be treated as a RIC under Subchapter M of the Code beginning with our 2024 tax year, and intend to qualify as a RIC in each of our succeeding tax years, we can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, qualifying income, and asset diversification requirements.

The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our stockholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The qualifying income requirement is generally satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities, or similar sources.

The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. We intend to take certain positions regarding the qualification of CLO securities under the asset diversification requirement for which there is a lack of guidance. If the IRS disagrees with any of the positions we take regarding the identity of the issuers of these securities or how CLO securities are tested under the asset diversification requirement, it could result in the failure by the Company to diversify its investments in a manner necessary to satisfy the diversification requirement. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, which may arise if we acquire a debt security at a significant discount to par. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash.

Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code or entirely eliminate any corporate level tax. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, or forego new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Our cash distributions to stockholders may change and a portion of our distributions to stockholders may be a return of capital.

The amount of our cash distributions may increase or decrease at the discretion of our Board, based upon its assessment of the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, stockholders should not assume that the sole source of any of our distributions is net investment income. Any reduction in the amount of our distributions would reduce the amount of cash received by our stockholders and could have a material adverse effect on the market price of our shares. See “- Risks Related to Our Investments - Our investments are subject to prepayment risk” and “- Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”

We will incur significant costs as a result of being a publicly traded company.

As a public company listed on a national securities exchange, we incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Securities Exchange Act of 1934, as amended, or the “Exchange Act,” as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act of 2002 and other rules implemented by the SEC.

Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.

In order to maintain our RIC status, we will be required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations, and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.

A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.

We may be materially affected by market, economic, and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation, or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.

In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the policies of the current U.S. presidential administration, including with regard to the imposition of trade tariffs, embargoes, or other restrictions or limitations on trade, could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.

We also may be subject to risk arising from a broad sell-off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect our ability to issue preferred stock and other senior securities, including borrowings, and may affect our ability to pay distributions on our capital stock, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. See “- If we are unable to obtain, and/or refinance debt capital, our business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities.

Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.

If we are unable to obtain and/or refinance debt capital, our business could be materially adversely affected.

We currently anticipate obtaining debt financing within 12 months of this offering in order to obtain funds to make additional investments and grow our portfolio of investments. See “- Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.” Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance, or replace such debt financings prior to their maturity.

If we are unable to obtain or refinance debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. In addition, holders of our common stock would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to stockholders, which in turn may lower the trading price of our capital stock. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.

Any debt capital that is available to us in the future, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn, or an operational problem that affects third parties or us, and could materially damage our business.

We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred stock and/or borrowings from banks or other financial institutions), provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). See “- Risks Related to Our Investments - We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and increase the risk of investing in us” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our stockholders.

We are not generally able to issue and sell shares of our common stock at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell shares of our common stock at a price below the then current NAV per share (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms, or (4) under such circumstances as the SEC may permit.

Significant stockholders may control the outcome of matters submitted to our stockholders or adversely impact the market price or liquidity of our securities.

To the extent any stockholder, individually or acting together with other stockholders, controls a significant number of our voting securities or any class of voting securities, they may have the ability to control the outcome of matters submitted to our stockholders for approval, including the election of directors and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.

This concentration of beneficial ownership also might harm the market price of our securities by:

•	delaying, deferring or preventing a change in corporate control;

•	impeding a merger, consolidation, takeover, or other business combination involving us; or

•	discouraging a potential acquirer from making a tender offer or otherwise attempting to obtain control of us.

To the extent that any stockholder that holds a significant number of our securities is subject to temporary restrictions on resale of such securities, including certain lock-up restrictions, such restrictions could adversely affect the liquidity of trading in our securities, which may harm the market price of our securities. See “Underwriting.”

We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.

Legal and regulatory changes. Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations that could adversely affect us may be imposed by the Commodity Futures Trading Commission, or the “CFTC,” the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.

Derivative Investments. The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” which was signed into law in July 2010, require certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight on November 20, 2012. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the U.S. Commodity Exchange Act, as amended, or the “CEA,” and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 in effect rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover practices with respect to such transactions. Rule 18f-4 permits us to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk (“VaR”) leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We intend to elect to rely on the limited derivatives users exception. We may change the election and comply with the other provisions of Rule 18f-4 related to derivatives transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as derivatives transactions for all purposes under Rule 18f-4. In connection with our intention to elect to rely on Rule 18f-4, we will not rely on the previous guidance of the SEC and its staff regarding asset segregation and cover practices in determining how we will comply with Section 18 with respect to our use of derivatives and the other transactions that Rule 18f-4 addresses.

Loan Securitizations. Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” which have been broadly defined in a way which could include many CLOs. Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption. For example, CLOs that invest in bonds as well as loans will be treated as covered funds. Accordingly, in an effort to qualify for the “loan securitization” exemption, many current CLOs have amended their transaction documents to restrict the ability of the issuer to acquire bonds and certain other securities, which may reduce the return available to holders of CLO equity securities. Furthermore, the costs associated with such amendments are typically paid out of the cash flow of the CLO, which adversely impacts the return on our investment in any CLO equity. In addition, in order to avoid covered fund status under the Volcker Rule, it is likely that many future CLOs will contain similar restrictions on the acquisition of bonds and certain other securities, which may result in lower returns on CLO equity securities than currently anticipated.

In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule's implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the "loan securitization" exclusion, and create additional exclusions from the "covered fund" definition, and narrow the definition of "ownership interest" to exclude certain "senior debt interests". Also, under the Volcker Changes, a debt interest would no longer be considered an "ownership interest" solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. Following the effectiveness of the Volker Changes, most CLOs elected to be structured as covered funds and rely on the loan securitization exclusion from the definition of ownership interest allowing CLOS to invest in bonds and other senior debt interests thus having more flexibility in work-out situations.

Also, in October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.

The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time.

There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.

In the European Union, there has also been an increase in political and regulatory scrutiny of the securitization industry. Regulation EU 2017/2402 of the European Parliament and the Council of 12 December 2017 laying down a general framework for securitization and creating a specific framework for simple, transparent and standardized securitization (as may be amended from time to time and including any delegated or implementing legislation with respect thereto, the “Securitization Regulation”) became effective on January 17, 2018 and applies to all new securitizations issued on or after January 1, 2019. The Securitization Regulation repealed and replaced the prior EU risk retention requirements with a single regime that applies to European credit institutions, investment firms, insurance and reinsurance companies, alternative investment fund managers that manage and/or market their alternative investment funds in the EU, undertakings for collective investment in transferable securities regulated pursuant to EU Directive 2009/65/EC and the management companies thereof and, subject to some exceptions, institutions for occupational pension provision (IORPs), each as set out in the Securitization Regulation (such investors, “EU Affected Investors”). Such EU Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Securitization Regulation.

The Securitization Regulation restricts an EU Affected Investor from investing in securitizations unless, among other things: (a)(i) the originator, sponsor or original lender with respect to the relevant securitization will retain, on an on-going basis, a net economic interest of not less than 5% with respect to certain specified credit risk tranches or securitized exposures and (ii) the risk retention is disclosed to the investor in accordance with the Securitization Regulation; and (b) such investor is able to demonstrate that it has undertaken certain due diligence with respect to various matters, including the risk characteristics of its investment position and the underlying assets, and that procedures are established for such activities to be monitored on an on-going basis. There are material differences between the Securitization Regulation and the prior EU risk retention requirements, particularly with respect to transaction transparency, reporting and diligence requirements and the imposition of a direct compliance obligation on the “sponsor”, “originator” or “original lender” of a securitization where such entity is established in the EU.

CLOs issued in Europe are generally structured in compliance with the Securitization Regulation so that prospective investors subject to the Securitization laws can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the EU Securitization laws, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulation, it will limit the ability of EEA-regulated institutional investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulation and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance their collateral obligations, either of which developments could increase defaulted obligations above historic levels.

The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.

The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our stockholders, our financial condition, and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

[1]	Assumes that we incur leverage in an amount equal to approximately 25% of our total assets (as determined immediately after the leverage is incurred).